UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 356	$ 445
Financial assets	0	57
Accounts receivable and other	554	499
Due from Brookfield Infrastructure	820	566
Current assets	1,730	1,567
Property, plant and equipment	5,149	4,718
Intangible assets	3,043	2,847
Investments in associates	417	428
Goodwill	566	518
Financial assets	0	40
Other assets	26	17
Deferred income tax asset	42	43
Total assets	10,973	10,178
Liabilities
Accounts payable and other	756	781
Non-recourse borrowings	247	328
Financial liabilities	71	72
Loans payable to Brookfield Infrastructure	26	26
Exchangeable and class B shares	4,040	3,426
Current liabilities	5,140	4,633
Non-recourse borrowings	4,810	4,249
Financial liabilities	36	0
Other liabilities	114	119
Deferred income tax liability	1,637	1,538
Total liabilities	11,737	10,539
Equity
Brookfield Infrastructure Partners L.P.	(1,630)	(1,119)
Non-controlling interest	866	758
Total equity	(764)	(361)
Total liabilities and equity	$ 10,973	$ 10,178